Offerings - Offering: 1	Mar. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	8.41
Maximum Aggregate Offering Price	$ 16,820,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,322.85
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover an additional indeterminable number of ordinary shares which become issuable under the AudioCodes Ltd. 2008 Equity Incentive Plan, as amended (the “Plan”), by reason of any future share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding ordinary shares.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based upon $8.41, the average of the high and low sales prices of the registrant’s ordinary shares on the NASDAQ Global Select Market on March 27, 2026.

Additional ordinary shares authorized for issuance pursuant to awards made under the Plan as a result of a recent amendment to the Plan.

The registrant does not have any fee offsets.